As filed with the Securities and Exchange       Registration No. 33-81216
Commission on November 17, 1997                 Registration No. 811-2513
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM N-4
--------------------------------------------------------------------------------
                      POST-EFFECTIVE AMENDMENT NO. 10 TO
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                               and Amendment To

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
--------------------------------------------------------------------------------
    Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                          (Exact Name of Registrant)

                   Aetna Life Insurance and Annuity Company
                             (Name of Depositor)

           151 Farmington Avenue, RE4A, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

      Depositor's Telephone Number, including Area Code: (860) 273-4686

                          Julie E. Rockmore, Counsel
                   Aetna Life Insurance and Annuity Company
           151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                   (Name and Address of Agent for Service)
--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

           [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
           [X]  on November 28, 1997 pursuant to paragraph (b) of Rule 485

                          VARIABLE ANNUITY ACCOUNT C
                            CROSS REFERENCE SHEET

FORM N-4
ITEM NO.            PART A (PROSPECTUS)                LOCATION - PROSPECTUS

   1     Cover Page..........................  Cover Page

   2     Definitions.........................  Definitions

   3     Synopsis............................  Prospectus Summary; Fee Table

   4     Condensed Financial Information.....  Condensed Financial Information

   5     General Description of Registrant,
         Depositor, and Portfolio Companies..  The Company; Variable Annuity
                                               Account C; The Funds

   6     Deductions and Expenses.............  Charges and Deductions;
                                               Distribution

   7     General Description of Variable
         Annuity Contracts...................  Purchase; Miscellaneous

   8     Annuity Period......................  Annuity Period

   9     Death Benefit.......................  Death Benefit During Accumulation
                                               Period; Death Benefit Payable
                                               During the Annuity Period

   10    Purchases and Contract Value........  Purchase; Contract Valuation

   11    Redemptions.........................  Right to Cancel; Withdrawals

   12    Taxes...............................  Tax Status

   13    Legal Proceedings...................  Miscellaneous - Legal Matters and
                                               Proceedings

   14    Table of Contents of the Statement
         of Additional Information...........  Contents of the Statement of
                                               Additional Information

                                              LOCATION -STATEMENT OF ADDITIONAL
                                              INFORMATION DATED MAY 1, 1997 AND
                                                      AS SUPPLEMENTED ON
FORM N-4         PART B (STATEMENT OF                 NOVEMBER 28, 1997
ITEM NO.        ADDITIONAL INFORMATION)

   15    Cover Page.......................... Cover page

   16    Table of Contents................... Table of Contents

   17    General Information and History..... General Information and History

   18    Services............................ General Information and History;
                                              Independent Auditors

   19    Purchase of Securities ............. Offering and Purchase of Contracts
         Being Offered

   20    Underwriters........................ Offering and Purchase of Contracts

   21    Calculation of Performance Data..... Performance Data, and as amended;
                                              Average Annual Total Return
                                              Quotations, and as amended

   22    Annuity Payments.................... Annuity Payments

   23    Financial Statements................ Financial Statements

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                PARTS A AND B

The Prospectus is included in Part A of this Post-Effective Amendment No. 10. The Statement of Additional Information is incorporated into Part B of this Post-Effective Amendment No. 10 by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (File No. 33-81216), as filed electronically on April 11, 1997 (Accession No. 0000950146-97-000580) and by reference to a Supplement to the Statement of Additional Information dated November 28, 1997, which is included in this filing.

                                  PROSPECTUS
================================================================================
The Contracts offered in connection with this Prospectus are group flexible premium deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contracts are designed to fund the State University of New York ("SUNY") Defined Contribution Retirement Plan (the "SUNY Plan") and to accept transfers of amounts made to the predecessor program which is qualified under Section 403(b) of the Code. Two Contracts will be issued: one for transferred assets from the predecessor
Section 403(b) optional retirement program ("Rollover Contract"), and one for ongoing contributions and transferred assets from the SUNY Plan, a plan qualified under Sections 401(a) and 414(h) of the Code ("Modal Contract").

The Contracts provide that contributions may be allocated to one or more of the Credited Interest Options or to one or more of the Subaccounts of Variable Annuity Account C, a separate account of the Company. The Subaccounts invest directly in shares of the following Funds:


 [bullet] Aetna Ascent Variable Portfolio                   [bullet] Fidelity VIP II Index 500 Portfolio
 [bullet] Aetna Crossroads Variable Portfolio               [bullet] Janus Aspen Aggressive Growth Portfolio
 [bullet] Aetna Income Shares                               [bullet] Janus Aspen Growth Portfolio
 [bullet] Aetna Investment Advisers Fund, Inc.              [bullet] Janus Aspen Worldwide Growth Portfolio
 [bullet] Aetna Legacy Variable Portfolio                   [bullet] Lexington Emerging Markets Fund, Inc.
 [bullet] Aetna Variable Encore Fund                        [bullet] Lexington Natural Resources Trust*
 [bullet] Aetna Variable Fund                               [bullet] Portfolio Partners, Inc. MFS Emerging Equities Portfolio
 [bullet] Aetna Variable Index Plus                         [bullet] Portfolio Partners, Inc. MFS Research Growth Portfolio
 [bullet] Calvert Responsibly Invested Balanced Portfolio   [bullet] Portfolio Partners, Inc. MFS Value Equity Portfolio
 [bullet] Fidelity VIP Equity-Income Portfolio              [bullet] Portfolio Partners, Inc. Scudder International Growth
 [bullet] Fidelity VIP II Asset Manager Portfolio                    Portfolio
 [bullet] Fidelity VIP II Contrafund Portfolio              [bullet] Portfolio Partners, Inc. T. Rowe Price Growth Portfolio

* This Fund will be removed from the list of Funds as of the close of business of the New York Stock Exchange on November 26, 1997, or as soon thereafter as all Participants have redirected their allocations to other investment options, since it will be closed to new investments after that date (except reinvested dividends and capital gains earned on amounts already invested in the Fund through the Separate Account and loan repayments automatically deposited into the Fund pursuant to the Company's loan repayment procedures).


The Credited Interest Options currently available under the Contract are the Guaranteed Accumulation Account and the Fixed Plus Account. Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. A brief description of each of the Credited Interest Options is contained in Appendices to this Prospectus. Additional information concerning the Guaranteed Accumulation Account is contained in a separate prospectus.

The availability of the Funds and the Credited Interest Options is subject to applicable regulatory authorization. Not all Funds or Credited Interest Options may be available under all Contracts. Please check with your employer to determine option availability. (See "Investment Options.")


This Prospectus provides investors with the information that they should know about the Separate Account before investing in the Contract through the Separate Account. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page 15 of this Prospectus. An SAI may be obtained at no charge by indicating the request on the enrollment form or on the prospectus receipt contained in this Prospectus, or by calling the number listed under the "Inquiries" section of the Prospectus Summary. You may also obtain an SAI for any of the Funds by calling that phone number.


THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND THE GUARANTEED ACCUMULATION ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS, ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION ARE DATED NOVEMBER
                                   28, 1997.

                               TABLE OF CONTENTS
================================================================================


DEFINITIONS   ..................................  DEFINITIONS 1
PROSPECTUS SUMMARY  ............................      SUMMARY 1
FEE TABLE  .....................................    FEE TABLE 1
CONDENSED FINANCIAL INFORMATION    .............  AUV HISTORY 1
THE COMPANY  .............................................    1
VARIABLE ANNUITY ACCOUNT C  ..............................    1
INVESTMENT OPTIONS    ....................................    1
  The Funds  .............................................    1
  Credited Interest Options    ...........................    3
PURCHASE  ................................................    4
  Contract Availability  .................................    4
  Contract Purchase   ....................................    4
  Purchase Payments   ....................................    4
  Rights Under the Contract    ...........................    4
  Right to Cancel  .......................................    5
CHARGES AND DEDUCTIONS   .................................    5
  Daily Deductions from the Separate Account  ............    5
  Fund Expenses    .......................................    5
  Premium and Other Taxes   ..............................    5
CONTRACT VALUATION    ....................................    5
  Account Value    .......................................    5
  Accumulation Units  ....................................    6
  Net Investment Factor  .................................    6
TRANSFERS    .............................................    6
WITHDRAWALS  .............................................    6
  Reinvestment Privilege    ..............................    7
ADDITIONAL WITHDRAWAL OPTIONS  ...........................    7
DEATH BENEFIT DURING ACCUMULATION PERIOD   ...............    8
ANNUITY PERIOD  ..........................................    8
  Annuity Period Elections  ..............................    8
  Annuity Options  .......................................    9
  Annuity Payments    ....................................    9
  Charges Deducted During the Annuity Period  ............    9
  Death Benefit Payable During the Annuity Period   ......    9
TAX STATUS   .............................................   10
  Introduction  ..........................................   10
  Taxation of the Company   ..............................   10
  Contracts Used with Certain Retirement Plans   .........   10
MISCELLANEOUS   ..........................................   12
  Distribution  ..........................................   12
  Delay or Suspension of Payments    .....................   13
  Performance Reporting  .................................   13

  Voting Rights   ..........................................  13
  Modification of the Contract   ...........................  14
  Transfer of Ownership; Assignment    .....................  14
  Legal Matters and Proceedings  ...........................  14
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION   ......  15
APPENDIX I--GUARANTEED ACCUMULATION ACCOUNT  ...............  16
APPENDIX II--FIXED PLUS ACCOUNT  ...........................  17


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY PERSON TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS EXCEPT AS OTHERWISE CONTAINED HEREIN.

                                  DEFINITIONS
================================================================================
The following terms are defined as they are used in this Prospectus:

Account: A record which identifies contract values accumulated on behalf of each Participant during the Accumulation Period. One or more Employee Accounts and Employer Accounts may be established for each Participant.

Account Value: The total dollar value of amounts held in an Account as of each Valuation Date during the Accumulation Period.

Account Year: A period of twelve months measured from the date on which an Account is established (the effective date) or from an anniversary of such effective date.

Accumulation Period: The period during which Purchase Payment(s) credited to an Account are invested to fund future annuity payments.

Accumulation Unit: A measure of the value of each Subaccount before Annuity payments begin.

Aetna Processing Office: The administrative headquarters for the SUNY Defined Contribution Plan. The mailing address is P.O. Box 12894, Albany, New York 12212-2894.

Annuitant: The person on whose life or life expectancy the annuity payments are based.

Annuity: A series of payments for life, a definite period or a combination of the two.

Annuity Date: The date on which annuity payments begin.

Annuity Period: The period during which annuity payments are made.

Annuity Unit: A measure of the value of each Subaccount selected during the Annuity Period.

Beneficiary(ies): The person or persons identified on the enrollment form who are to receive any death benefit proceeds payable under the Contract.

Code: The Internal Revenue Code of 1986, amended.

Company (We, Us): Aetna Life Insurance and Annuity Company.

Contract: The group deferred, variable annuity contracts offered by this Prospectus.

Contract Holder: The entity to which the Contract is issued. The Contract Holder is the trustee of a multiple employer trust approved by the Company to apply for and own the Contract as authorized by SUNY.

Credited Interest Options: The fixed interest options available under the Contract. The Credited Interest Options currently consist of the Guaranteed Accumulation Account and the Fixed Plus Account, each of which is described in an Appendix to this Prospectus. Amounts allocated to the Credited Interest Options are included in the Account Value.

Employee Account: An account established for each Participant. This Account is credited with net Purchase Payments made by the Participant.

Employer Account: An account established for each Participant. This Account will be credited with net Purchase Payments made by the employer.

Fund(s): An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

Modal Contract: A Contract that accepts Purchase Payments made pursuant to Code Sections 401(a) and 414(h) and transferred funds attributable to Section 401(a) and 414(h) contributions.

--------------------------------------------------------------------------------
                                DEFINITIONS - 1

Participant (You): A person participating in the Plan.

Plan(s): The SUNY Defined Contribution Plan (or any predecessor SUNY plan qualified under Section 403(b) of the Code).

Plan Administrator: The individual or entity designated under the Plan who is responsible for the interpretation and administration of the Plan. The Company is not the Plan Administrator.

Purchase Payment(s): The gross payment(s) made to the Company under a Contract.


Rollover Contract: A Contract that accepts Purchase Payments attributable to a transfer of employer contributions and after-tax employee contributions made pursuant to SUNY's Section 403(b) optional retirement program.

Separate Account: Variable Annuity Account C, a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.

SUNY Plan: The State of New York Defined Contribution Retirement Plan.

Subaccount(s): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.

Valuation Date: The date and time at which the Accumulation Unit Value and Annuity Unit Value of a Subaccount is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.

--------------------------------------------------------------------------------
                                DEFINITIONS - 2

                              PROSPECTUS SUMMARY
================================================================================
CONTRACTS OFFERED

     The Contracts offered in connection with this Prospectus are designed to fund the SUNY Plan and to accept transfers from SUNY's predecessor optional retirement program which is qualified under Section 403(b) of the Code. The Contracts are group flexible premium deferred variable annuity contracts under which accounts are established for persons in the group.

     Two Contracts have been issued: one for transferred assets under the predecessor Section 403(b) program ("Rollover Contract"), and one for ongoing contributions and transferred assets under the SUNY Plan qualified under Sections 401(a) and 414(h) of the Code ("Modal Contract"). (See "Contract Availability.")

CONTRACT PURCHASE

     For each Contract, both an Employee Account and an Employer Account will be established for each Participant. The Accounts are established when you complete an enrollment form (and any other required forms) and forward them to the Company through the Aetna Processing Office. (See "Purchase.")

FREE LOOK PERIOD

     Participation under the Contract may be cancelled within 10 days after you receive the Certificate by returning it to the Company along with a written notice of cancellation. The amount you will receive upon cancellation will reflect the investment performance of the Subaccounts into which your Purchase Payments were deposited. In some cases this may be more or less than the amount of your Purchase Payments. (See "Purchase--Right to Cancel.")

INVESTMENT OPTIONS

     The Company has established Variable Annuity Account C, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into Subaccounts which invest directly in shares of the Funds described herein, as designated by the Participant. The Contract allows investment in any or all of the Subaccounts, as well as in the Credited Interest Options described below. The total number of investment options that may be selected during the Accumulation Period is limited. For a complete list of the Funds available under the Contracts, a description of the investment objectives of each of the Funds and their investment advisers, and a description of the limitations on the number of investment options, see "Investment Options--The Funds" in this Prospectus, as well as the prospectuses for each of the Funds.

     The Contract also provides for investment in Credited Interest Options which allow you to earn fixed rates of interest. The fixed options available under the Contract are the Guaranteed Accumulation Account ("GAA") and the Fixed Plus Account. (See the Appendices to this Prospectus.)

CHARGES AND DEDUCTIONS

     Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charge and an administrative expense charge), as well as premium and other taxes. The Funds also incur certain fees and expenses which are deducted directly from the Funds. (See the Fee Table and "Charges and Deductions.")

TRANSFERS

     Prior to the Annuity Date, and subject to certain limitations, Account Values may be transferred among the Subaccounts and the Credited Interest Options without charge. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. (See the Appendices for a full description of the restrictions applicable to transfers made from the Credited Interest Options.) (See "Transfers.")

WITHDRAWALS

     All or a part of the Account Value may be withdrawn prior to the Annuity Date by properly completing a disbursement form and sending it to the Aetna Processing Office. A distribution can be made only if the Plan Administrator certifies in writing that you are eligible, both as to the timing and form of distribution. Limitations

--------------------------------------------------------------------------------
                                  SUMMARY - 1
apply to withdrawals from the Fixed Plus Account. The withdrawal may be subject to income tax and a federal tax penalty. (See "Withdrawals.")

     The Contract also offers certain Additional Withdrawal Options during the Accumulation Period to persons meeting certain criteria. Additional Withdrawal Options may not be suitable in every situation. (See "Additional Withdrawal Options.")

DEATH BENEFIT

     A death benefit is payable if the Participant dies before the Annuity Date. Death benefit proceeds will be paid to the Beneficiary in an amount equal to the Account Value. Until the election of a method of payment, the Account Value will remain invested under the Contract as it was before the Participant's death. The Beneficiary may elect to receive the proceeds in a lump sum or under any of the payment options available under the Contract. However, the Code requires that distributions begin within a certain time period. (See "Death Benefit During Accumulation Period.")

     After Annuity Payments have commenced, a death benefit may be payable to the Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Death Benefit Payable During the Annuity Period.")

THE ANNUITY PERIOD

     On the Annuity Date, you may elect to begin receiving Annuity Payments. Annuity Payments can be made on either a fixed, variable or combination fixed and variable basis. If a variable payout is selected, the payments will vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

TAXES

     Contributions and earnings are not generally taxed until you or your Beneficiary(ies) actually receive a distribution from the Contract. A 10% federal tax penalty and 20% withholding for income tax may be imposed on certain withdrawals. (See "Tax Status.")

INQUIRIES

     The Company has established the Aetna Processing Office to provide administrative support to SUNY Participants. This office will handle enrollments, billing, transfers, redemptions, and inquiries for all SUNY Participants. All forms and correspondence should be sent to:

                            Aetna Processing Office
                                 P.O. Box 12894
                          Albany, New York 12212-2894
                        Telephone Number: 1-800-677-4636

--------------------------------------------------------------------------------
                                  SUMMARY - 2

                                   FEE TABLE
================================================================================
This Fee Table describes the charges and expenses associated with the Contract during the Accumulation Period. For amounts deducted during the Annuity Period, see "Annuity Period--Charges Deducted During the Annuity Period." The charges and expenses shown below do not include premium taxes that may be applicable. For more information regarding fees and expenses paid out of the assets of a particular Fund, see the Fund's prospectus.

CHARGES AGAINST THE SEPARATE ACCOUNT. Each Subaccount pays these expenses out of its assets. The charges are reflected in the Subaccount's daily Accumulation Unit Value and are not charged directly to an Account. They include:


    Mortality and Expense Risk Charge   ......   1.25%
    Administrative Expense Charge    .........   0.00%*
                                                 ------
     Total Separate Account Charges  .........   1.25%
                                                 ======

* We currently do not impose an administrative expense charge. However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the Subaccounts.


ANNUAL EXPENSES OF THE FUNDS

The following table illustrates the advisory fees and other expenses applicable to the Funds. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from the Account Value under the Contract. (Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1996.)


                                                                Investment           Other           Total
                                                              Advisory Fees(1)      Expenses          Fund
                                                              (after expense     (after expense      Annual
                                                              reimbursement)     reimbursement)     Expenses
                                                              ----------------   ----------------   --------------
Aetna Ascent Variable Portfolio(2)                                 0.60%               0.15%             0.75%
Aetna Crossroads Variable Portfolio(2)                             0.60%               0.15%             0.75%
Aetna Income Shares(2)                                             0.40%               0.08%             0.48%
Aetna Investment Advisers Fund, Inc.(2)                            0.50%               0.08%             0.58%
Aetna Legacy Variable Portfolio(2)                                 0.60%               0.15%             0.75%
Aetna Variable Encore Fund(2)                                      0.25%               0.10%             0.35%
Aetna Variable Fund(2)                                             0.50%               0.06%             0.56%
Aetna Variable Index Plus(2)                                       0.35%               0.15%             0.50%
Calvert Responsibly Invested Balanced Portfolio(3)                 0.71%               0.13%             0.84%
Fidelity VIP Equity-Income Portfolio(4)                            0.51%               0.07%             0.58%
Fidelity VIP II Asset Manager Portfolio(4)                         0.64%               0.10%             0.74%
Fidelity VIP II Contrafund Portfolio(4)                            0.61%               0.13%             0.74%
Fidelity VIP II Index 500 Portfolio(5)                             0.13%               0.15%             0.28%
Janus Aspen Aggressive Growth Portfolio(6)                         0.72%               0.04%             0.76%
Janus Aspen Growth Portfolio(6)                                    0.65%               0.04%             0.69%
Janus Aspen Worldwide Growth Portfolio(6)                          0.66%               0.14%             0.80%
Lexington Emerging Markets Fund, Inc.(7)                           0.85%               1.38%             2.23%
Lexington Natural Resources Trust                                  1.00%               0.42%             1.42%
Portfolio Partners, Inc. MFS Emerging Equities Portfolio           0.70%(8)            0.13%             0.83%(9)
Portfolio Partners, Inc. MFS Research Growth Portfolio             0.70%(8)            0.15%             0.85%(9)
Portfolio Partners, Inc. MFS Value Equity Portfolio                0.65%               0.25%             0.90%(9)
Portfolio Partners, Inc. Scudder International Growth Portfolio    0.80%               0.20%             1.00%(9)
Portfolio Partners, Inc. T. Rowe Price Growth Equity Portfolio     0.60%               0.15%             0.75%(9)

------------------
 (1) Certain of the unaffiliated Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.



--------------------------------------------------------------------------------
                                 FEE TABLE - 1

 (2) The Company provides administrative services to the Fund and assumes the Fund's ordinary recurring direct costs under an Administrative Service Agreement. The new Administrative Services Agreement became effective on May 1, 1996 for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna Ascent Variable Portfolio, Aetna Crossroads Variable Portfolio, and Aetna Legacy Variable Portfolio. The "Other Expenses" shown for these funds are not based on actual figures for the year ended December 31, 1996, but reflect the fee payable under the Agreement. The Administrative Services Agreement has been in effect for the Aetna Variable Index Plus Portfolio since its inception. Effective August 1, 1996, investment advisory fees were increased for the Aetna Variable Fund, Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna Ascent Variable Portfolio, Aetna Crossroads Variable Portfolio, and Aetna Legacy Variable Portfolio. The advisory fees shown above are not based on actual figures for the year ended December 31, 1996, but reflect the increased investment advisory fees.

 (3) The figures above are based on expenses for fiscal year 1996, and have been restated to reflect an increase in transfer agency expenses of 0.03% expected to be incurred in 1997. "Investment Advisory Fees" include a performance adjustment, which could cause the fee to be as high as 0.85% or as low as 0.55%, depending on performance. "Other Expenses" reflect an indirect fee of 0.03% (relating to an expense offset arrangement with the Portfolio's custodian). Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.81%.

 (4) A portion of the brokerage commissions that certain funds pay was used to reduce expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses would have been 0.56% for Equity Income Portfolio, 0.73% for Asset Manager Portfolio; and 0.71% for Contrafund Portfolio.

 (5) The Fund's investment adviser agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been 0.28%, 0.15% and 0.43%, respectively, for Index 500 Portfolio.

 (6) The fees and expenses shown above are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1996. The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Growth, and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Fund Annual Expenses would have been 0.79%, 0.04% and 0.83% for Aggressive Growth Portfolio; 0.79%, 0.04% and 0.83% for Growth Portfolio; and 0.77%, 0.14% and 0.91% for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Portfolio's Board of Trustees.

 (7) The Fund's investment adviser has agreed to voluntarily limit the total expenses of the Fund (excluding interest, taxes, brokerage commissions, and extraordinary expenses, but including management fees and operating expenses) to an annual rate of 1.75% of the Fund's average net assets from May 1, 1996 through April 30, 1997. For the period ending December 31, 1996, the Total Fund Annual Expenses, after reimbursement, was 1.64%. Effective May 1, 1997, an expense limitation is no longer in effect. The Advisory Fees, Other Expenses and Total Fund Annual Expenses shown above reflect the actual expenses of the Fund before reimbursement, as if such arrangement had not been in effect at any time during 1996. The example shown in the table above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

 (8) The advisory fee is .70% of the first $500 million in assets and .65% on the excess.

 (9) The Fund commenced investment operations on November 28, 1997. The fees and expenses shown above are the contractual rates for the current period. The Company has agreed to reimburse the Fund for expenses and/or waive its fees so that the aggregate expenses will not exceed this amount through April 30, 1999. Without such reimbursements or waivers, Total Annual Fund Expenses are estimated to be as follows: 1.00% for the Scudder International Growth Portfolio; .87% for the MFS Emerging Equities Portfolio; .92% for the MFS Research Growth Portfolio; .90% for the MFS Value Equity Portfolio; and .79% for the T. Rowe Price Growth Equity Portfolio.

--------------------------------------------------------------------------------
                                 FEE TABLE - 2

HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

Whether or not you withdraw or if you annuitize your Account, assuming a 5% annual return on assets, you would have paid the following expenses on a $1,000 investment at the end of the applicable time period:


                                                                  1 Year   3 Years   5 Years   10 Years
                                                                  -------- --------- --------- ---------
Aetna Ascent Variable Portfolio                                     $20      $ 63      $108      $233
Aetna Crossroads Variable Portfolio                                 $20      $ 63      $108      $233
Aetna Income Shares                                                 $18      $ 54      $ 94      $204
Aetna Investment Advisers Fund, Inc.                                $19      $ 58      $ 99      $215
Aetna Legacy Variable Portfolio                                     $20      $ 63      $108      $233
Aetna Variable Encore Fund                                          $16      $ 51      $ 87      $190
Aetna Variable Fund                                                 $18      $ 57      $ 98      $213
Aetna Variable Index Plus                                           $18      $ 55      $ 95      $206
Calvert Responsibly Invested Balanced Portfolio                     $21      $ 65      $112      $242
Fidelity VIP Equity-Income Portfolio                                $19      $ 58      $ 99      $215
Fidelity VIP II Asset Manager Portfolio                             $20      $ 62      $107      $232
Fidelity VIP II Contrafund Portfolio                                $20      $ 62      $107      $232
Fidelity VIP II Index 500 Portfolio                                 $16      $ 48      $ 83      $182
Janus Aspen Aggressive Growth Portfolio                             $20      $ 63      $108      $234
Janus Aspen Growth Portfolio                                        $20      $ 61      $105      $226
Janus Aspen Worldwide Growth Portfolio                              $21      $ 64      $110      $238
Lexington Emerging Markets Fund, Inc.                               $35      $107      $181      $376
Lexington Natural Resources Trust                                   $27      $ 83      $141      $300
Portfolio Partners, Inc. MFS Emerging Equities Portfolio            $21      $ 65      $112      $241
Portfolio Partners, Inc. MFS Research Growth Portfolio              $21      $ 66      $113      $243
Portfolio Partners, Inc. MFS Value Equity Portfolio                 $22      $ 67      $115      $248
Portfolio Partners, Inc. Scudder International Growth Portfolio     $23      $ 70      $120      $258
Portfolio Partners, Inc. T. Rowe Price Growth Equity Portfolio      $20      $ 63      $108      $233


--------------------------------------------------------------------------------
                                 FEE TABLE - 3

                        CONDENSED FINANCIAL INFORMATION
    (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for each of the years in the ten-year period ended December 31, 1996 (as applicable), is derived from the financial statements of the Account, which financial statements have been audited by KPMG Peat Marwick LLP, independent auditors. It reflects investment options available under the Contracts as of December 31, 1996; not all investment options shown here are currently available. The financial statements and the independent auditors' report thereon are included in the Statement of Additional Information.


                                        1996            1995                 1994            1993
                                     -------------- ------------------- ---------------- -----------------
AETNA VARIABLE FUND
Value at beginning of period           $137.869       $105.558           $107.925       $102.383
Value at end of period                 $169.448       $137.869           $105.558       $107.925
Increase (decrease) in value of
 accumulation unit(1)                     22.91%         30.61%             (2.19)%          5.41%
Number of accumulation units
 outstanding at end of period         2,071,139      6,364,000         13,966,072      21,148,863

AETNA INCOME SHARES
Value at beginning of period            $46.913        $40.173            $42.283         $39.038
Value at end of period                  $47.992        $46.913            $40.173         $42.283
Increase (decrease) in value of
 accumulation unit(1)                      2.30%         16.78%             (4.99)%          8.31%
Number of accumulation units
 outstanding at end of period           835,724      2,377,622          5,108,720       8,210,666

AETNA VARIABLE ENCORE FUND
Value at beginning of period            $37.988        $36.271            $35.282         $34.619
Value at end of period                  $39.528        $37.988            $36.271         $35.282
Increase (decrease) in value of
 accumulation unit(1)                      4.05%          4.73%              2.80%           1.92%
Number of accumulation units
 outstanding at end of period           597,656      1,836,260          3,679,802       5,086,515

AETNA INVESTMENT ADVISERS
 FUND, INC.
Value at beginning of period            $17.954        $14.270            $14.519         $13.379
Value at end of period                  $20.419        $17.954            $14.270         $14.519
Increase (decrease) in value of
 accumulation unit(1)                     13.73%         25.82%             (1.71)%          8.52%
Number of accumulation units
 outstanding at end of period         2,716,641      9,193,181         21,990,186      30,784,750

ALGER AMERICAN GROWTH PORTFOLIO
Value at beginning of period            $11.715        $10.000(13)
Value at end of period                  $13.113        $11.715
Increase (decrease) in value of
 accumulation unit(1)                     11.93%         17.15%
Number of accumulation units
 outstanding at end of period         1,023,908        530,263

ALGER AMERICAN SMALL CAP PORTFOLIO
Value at beginning of period            $13.558         $9.513            $10.072         $10.000(3)
Value at end of period                  $13.949        $13.558             $9.513         $10.072
Increase (decrease) in value of
 accumulation unit(1)                      2.88%         42.52%             (5.55)%          0.72%
Number of accumulation units
 outstanding at end of period         2,373,178      1,714,187            665,518          51,327

AMERICAN CENTURY VP
 CAPITAL APPRECIATION*
Value at beginning of period            $14.464        $11.172            $11.443         $10.495
Value at end of period                  $13.650        $14.464            $11.172         $11.443
Increase (decrease) in value of
 accumulation unit(1)                     (5.63)%        29.47%             (2.37)%          9.03%
Number of accumulation units
 outstanding at end of period         1,566,276      1,784,552          1,608,362       1,016,894



                                     1992                1991           1990           1989           1988           1987
                                 ------------------- -------------- -------------- -------------- -------------- --------------
AETNA VARIABLE FUND
Value at beginning of period          $97.165            $77.845        $76.311        $59.871        $52.885        $50.760
Value at end of period               $102.383            $97.165        $77.845        $76.311        $59.871        $52.885
Increase (decrease) in value of
 accumulation unit(1)                    5.37%             24.82%          2.01%         27.46%         13.21%          4.19%
Number of accumulation units
 outstanding at end of period      24,201,565         20,948,226     18,362,906     17,142,820     16,455,396     16,497,406

AETNA INCOME SHARES
Value at beginning of period          $36.789            $31.192        $28.943        $25.574        $24.061        $23.308
Value at end of period                $39.038            $36.789        $31.192        $28.943        $25.574        $24.061
Increase (decrease) in value of
 accumulation unit(1)                    6.11%             17.94%          7.77%         13.17%          6.29%          3.23%
Number of accumulation units
 outstanding at end of period       8,507,292          7,844,412      6,984,793      6,202,834      5,955,293      5,372,271

AETNA VARIABLE ENCORE FUND
Value at beginning of period          $33.812            $32.138        $30.012        $27.783        $26.171        $24.812
Value at end of period                $34.619            $33.812        $32.138        $30.012        $27.783        $26.171
Increase (decrease) in value of
 accumulation unit(1)                    2.39%              5.21%          7.08%          8.02%          6.16%          5.48%
Number of accumulation units
 outstanding at end of period       7,534,662          8,430,082     10,220,110      8,286,033      8,154,644      7,326,151

AETNA INVESTMENT ADVISERS
 FUND, INC.
Value at beginning of period          $12.736            $10.896        $10.437        $10.000(2)
Value at end of period                $13.379            $12.736        $10.896        $10.437
Increase (decrease) in value of
 accumulation unit(1)                    5.05%             16.89%          4.40%          4.37%
Number of accumulation units
 outstanding at end of period      34,802,433         22,898,099     17,078,985      9,535,986

ALGER AMERICAN GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

ALGER AMERICAN SMALL CAP PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

AMERICAN CENTURY VP
 CAPITAL APPRECIATION*
Value at beginning of period           $10.000(12)
Value at end of period                 $10.495
Increase (decrease) in value of
 accumulation unit(1)                     4.95%
Number of accumulation units
 outstanding at end of period          232,832



--------------------------------------------------------------------------------
                                AUV HISTORY - 1

================================================================================

                                           1996             1995              1994          1993
                                        ------------- ------------------ ---------------- -------------
CALVERT RESPONSIBLY INVESTED
 BALANCED PORTFOLIO**
Value at beginning of period              $17.951         $13.990           $14.640         $13.726
Value at end of period                    $19.965         $17.951           $13.990         $14.640
Increase (decrease) in value of
 accumulation unit(1)                       11.22%          28.31%            (4.44)%          6.66%
Number of accumulation units
 outstanding at end of period             898,279         856,361           743,464         705,415

FIDELITY VIP II ASSET MANAGER PORTFOLIO
Value at beginning of period              $10.912          $9.447           $10.000(5)
Value at end of period                    $12.349         $10.912            $9.447
Increase (decrease) in value of
 accumulation unit(1)                       13.17%          15.51%            (5.53)%
Number of accumulation units
 outstanding at end of period           1,384,927       1,316,916         1,254,504

FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period              $11.763         $10.000(14)
Value at end of period                    $14.092         $11.763
Increase (decrease) in value of
 accumulation unit(1)                       19.79%          17.63%
Number of accumulation units
 outstanding at end of period           1,522,169         525,476

FIDELITY VIP II INDEX 500 PORTFOLIO
Value at beginning of period              $11.740         $10.000(14)
Value at end of period                    $14.240         $11.740
Increase (decrease) in value of
 accumulation unit(1)                       21.29%          17.40%
Number of accumulation units
 outstanding at end of period           1,490,937         290,547

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period              $11.617         $10.000(14)
Value at end of period                    $13.110         $11.617
Increase (decrease) in value of
 accumulation unit(1)                       12.86%          16.17%
Number of accumulation units
 outstanding at end of period           1,454,755         628,582

FRANKLIN GOVERNMENT SECURITIES TRUST
Value at beginning of period              $16.495         $14.190           $14.929         $14.050
Value at end of period                    $16.952         $16.495           $14.190         $14.990
Increase (decrease) in value of
 accumulation unit                           2.77%          16.24%            (4.95)%          6.26%
Number of accumulation units
 outstanding at end of period             767,910         809,414           804,457         960,629

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period              $15.323         $12.169           $10.000(7)
Value at end of period                    $16.334         $15.323           $12.169
Increase (decrease) in value of
 accumulation unit(1)                        6.60%          25.91%            21.69%
Number of accumulation units
 outstanding at end of period           1,893,718       1,280,953           393,553

JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period              $11.859         $10.000(13)
Value at end of period                    $13.872         $11.859
Increase (decrease) in value of
 accumulation unit(1)                       16.98%          18.59%
Number of accumulation units
 outstanding at end of period             663,945         109,717

JANUS ASPEN SHORT-TERM BOND PORTFOLIO
Value at beginning of period              $10.393         $10.000(13)
Value at end of period                    $10.671         $10.393
Increase (decrease) in value of
 accumulation unit(1)                        2.68%           3.93%
Number of accumulation units
 outstanding at end of period              54,215          18,473



                                               1992       1991      1990         1989           1988   1987
                                          ----------  ----------  ----------  ---------------- ------ -----
CALVERT RESPONSIBLY INVESTED
 BALANCED PORTFOLIO**
Value at beginning of period                 $12.913    $11.233    $10.568      $10.000(4)
Value at end of period                       $13.726    $12.913    $11.233      $10.568
Increase (decrease) in value of
 accumulation unit(1)                           6.30%     14.96%      6.29%        5.68%
Number of accumulation units
 outstanding at end of period                503,006    355,851    148,576       20,710

FIDELITY VIP II ASSET MANAGER PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

FIDELITY VIP II INDEX 500 PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

FRANKLIN GOVERNMENT SECURITIES TRUST
Value at beginning of period                 $13.219    $11.545    $10.581      $10.000(6)
Value at end of period                       $14.050    $13.219    $11.545      $10.581
Increase (decrease) in value of
 accumulation unit                              6.29%     14.50%      9.11%        5.81%
Number of accumulation units
 outstanding at end of period                810,155    627,552    178,761       25,258

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

JANUS ASPEN SHORT-TERM BOND PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period



--------------------------------------------------------------------------------
                                AUV HISTORY - 2

================================================================================

                                                       1996            1995               1994         1993
                                                 -------------   --------------      -------------- -------------
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                         $12.158         $10.000(13)
Value at end of period                               $15.493         $12.158
Increase (decrease) in value of
 accumulation unit(1)                                  27.43%          21.58%
Number of accumulation units
 outstanding at end of period                      2,090,908         314,653

LEXINGTON EMERGING MARKETS FUND, INC.
Value at beginning of period                          $8.323          $8.772           $10.000(8)
Value at end of period                                $8.832          $8.323            $8.772
Increase (decrease) in value of
 accumulation unit(1)                                   6.12%          (5.12)%          (12.28)%
Number of accumulation units
 outstanding at end of period                        548,618         371,156           144,750

LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                         $10.862          $9.412           $10.071          $9.193
Value at end of period                               $13.611         $10.862            $9.412         $10.071
Increase (decrease) in value of
 accumulation unit(1)                                  25.31%          15.41%            (6.54)%          9.55%
Number of accumulation units
 outstanding at end of period                        587,248         530,562           533,016         341,771

NEUBERGER & BERMAN GROWTH PORTFOLIO
Value at beginning of period                         $17.430         $13.398           $14.278         $13.536
Value at end of period                               $18.786         $17.430           $13.398         $14.278
Increase (decrease) in value of
 accumulation unit(1)                                   7.78%          30.09%            (6.16)%          5.48%
Number of accumulation units
 outstanding at end of period                      2,169,362       2,359,090         2,107,525       1,927,674

SCUDDER INTERNATIONAL PORTFOLIO CLASS A SHARES***
Value at beginning of period                         $14.515         $13.227           $13.508          $9.922
Value at end of period                               $16.453         $14.515           $13.227         $13.508
Increase (decrease) in value of
 accumulation unit(1)                                  13.35%           9.74%            (2.08)%         36.14%
Number of accumulation units
 outstanding at end of period                      3,684,698       3,823,292         4,240,412       2,371,037



                                                      1992         1991          1990             1989          1988   1987
                                                 -------------- ------------- -------------- ---------------- ------ -----
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

LEXINGTON EMERGING MARKETS FUND, INC.
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                          $9.018        $9.608       $11.441        $10.000(9)
Value at end of period                                $9.193        $9.018        $9.608        $11.441
Increase (decrease) in value of
 accumulation unit(1)                                   1.94%        (6.14)%      (16.02)%        14.41%
Number of accumulation units
 outstanding at end of period                        198,338       144,139        75,052         11,481

NEUBERGER & BERMAN GROWTH PORTFOLIO
Value at beginning of period                         $12.511        $9.769       $10.772        $10.000(10)
Value at end of period                               $13.536       $12.511        $9.769        $10.772
Increase (decrease) in value of
 accumulation unit(1)                                   8.19%        28.07%        (9.31)%         7.72%
Number of accumulation units
 outstanding at end of period                      1,346,898       971,985       482,220         68,885

SCUDDER INTERNATIONAL PORTFOLIO CLASS A SHARES***
Value at beginning of period                         $10.239**      $9.256       $10.306        $10.000(11)
Value at end of period                                $9.922       $10.239        $9.256        $10.306
Increase (decrease) in value of
 accumulation unit(1)                                  (3.10)%       10.62%       (10.19)%         3.06%
Number of accumulation units
 outstanding at end of period                      1,161,007       779,667       317,829         32,902

 (1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charge or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

 (2) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.

 (3) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on September 17, 1993. The Portfolio became available under the Contract on March 15, 1994.

 (4) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on May 31, 1989, the date on which the Fund became available under the Contract.

 (5) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during March 1994, when funds were first received under this option.

 (6) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on June 7, 1989, the date on which the Fund became available under the Contract.

 (7) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during June 1994, when funds were first received in this option.

 (8) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during October 1994, when funds were first received in this option.

 (9) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on May 31, 1989, the date on which the Fund became available under the Contract.

(10) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on May 31, 1989, the date on which the Portfolio became available under the Contract.

(11) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on July 5, 1989, the date on which the Portfolio became available under the Contract.

(12) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 on September 21, 1992, the date on which the Portfolio became available under the Contract.

(13) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during July 1995, when the Fund became available under the Contract.


--------------------------------------------------------------------------------
                                AUV HISTORY - 3

================================================================================
(14) Reflects less than a full year of performance activity. The initial Accumulation Unit value was established at $10.000 during May 1995, when the Fund became available under the Contract.

  * Formerly TCI Portfolios, Inc.--TCI Growth.

 ** Formerly Calvert Socially Responsible Series.

*** Formerly T. Rowe Price International Equity Fund. On April 27, 1992, the
    Fund's assets were liquidated and merged into Scudder Variable Life Investment Fund--Managed International Portfolio. The Accumulation Unit value following the merger was $10.051.


--------------------------------------------------------------------------------
                                AUV HISTORY - 4

                                  THE COMPANY
================================================================================
      Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

      The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.

                          VARIABLE ANNUITY ACCOUNT C
================================================================================
      The Company established Variable Annuity Account C (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of the "separate account" under federal securities laws. The Separate Account is divided into "subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.

      Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities arising out of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited or charged against the assets of the Separate Account without regard to other income, gains or losses. All obligations arising under the Contracts are our general corporate obligations.

                              INVESTMENT OPTIONS
================================================================================
THE FUNDS

      Purchase Payments may be allocated to one or more of the Subaccounts as designated on the enrollment form. In turn, the Subaccounts invest in the corresponding Funds at net asset value. The total number of investment options that you may select during the Accumulation Period is limited to 18. Each Subaccount selected, the Fixed Plus Account and each guaranteed term of GAA counts as one option, even if you no longer have amounts allocated to that option.

      SUNY may decide to offer only a select number of Funds under its plan. In addition, the Company may add, withdraw or substitute Funds, subject to the conditions in the Contract and to compliance with regulatory requirements. The availability of Funds may also be applicable to regulatory authorization. Not all Funds may be available in all jurisdictions, under all Contracts or in all Plans.

      The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.


[bullet] Aetna Generation Portfolios, Inc.--Aetna Ascent Variable Portfolio seeks to provide capital appreciation by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding fifteen years, and who have a high level of risk tolerance.(1)


[bullet] Aetna Generation Portfolios, Inc.--Aetna Crossroads Variable Portfolio seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized) by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an

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                                       1
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         investment horizon exceeding ten years and who have a moderate level of risk tolerance.(1)

[bullet] Aetna Generation Portfolios, Inc.--Aetna Legacy Variable Portfolio seeks to provide total return consistent with preservation of capital by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

[bullet] Aetna Income Shares seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

[bullet] Aetna Investment Advisers Fund, Inc. is a managed fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash equivalents based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

[bullet] Aetna Variable Encore Fund seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.(1)

[bullet] Aetna Variable Fund seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)


[bullet] Aetna Variable Portfolios, Inc.--Aetna Variable Index Plus Portfolio seeks to outperform the total return performance of publicly traded common stocks represented by the S&P 500.(1)

[bullet] Calvert Responsibly Invested Balanced Portfolio is a nondiversified portfolio that seeks to achieve a total return above the rate of inflation through an actively managed, nondiversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the social criteria established for the Portfolio.(2)

[bullet] Fidelity Investments' Variable Insurance Products Fund II--Asset
         Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.(3)

[bullet] Fidelity Investments' Variable Insurance Products Fund II--Contrafund
         Portfolio seeks maximum total return over the long term by investing mainly in equity securities of companies that are undervalued or out-of-favor.(3)

[bullet] Fidelity Investments' Variable Insurance Products Fund--Equity-Income
         Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(3)

[bullet] Fidelity Investments' Variable Insurance Products Fund II--Index 500
         Portfolio seeks to provide investment results that correspond to the total return of common stocks publicly traded in the United States by duplicating the composition and total return of the Standard & Poor's Composite Index of 500 stocks.(3)

[bullet] Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index, which as of December 30, 1996 included companies with capitalizations of between approximately $192 million and $6.5 billion, but which is expected to change on a regular basis.(4)

[bullet] Janus Aspen Series--Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing in common stocks of companies of any size.(4)

[bullet] Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(4)

[bullet] Lexington Emerging Markets Fund, Inc. seeks long-term growth of capital primarily through investment in equity securities of companies domiciled in, or doing business in emerging countries and emerging markets. Investments in emerging markets involve risks not


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                                       2
         present in domestic markets. See the Fund's prospectus for information on risks inherent in this investment.(5)

[bullet] Lexington Natural Resources Trust* is a nondiversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.(5)(a)


[bullet] Portfolio Partners, Inc. MFS Emerging Equities Portfolio seeks long term growth of capital by investing primarily in common stocks issued by companies that its sub-adviser believes are early in their life cycle but which have the potential to become major enterprises (emerging growth companies).(6)(a)

[bullet] Portfolio Partners, Inc. MFS Research Growth Portfolio seeks long term growth of capital and future income by investing primarily in common stocks or securities convertible into common stocks issued by companies that the sub-adviser believes to possess better-than-average prospects for long-term growth, and, to a lesser extent, in income-producing securities including bonds and preferred stocks.(6)(a)

[bullet] Portfolio Partners, Inc. MFS Value Equity Portfolio seeks capital appreciation by investing primarily in common stocks.(6)(a)

[bullet] Portfolio Partners, Inc. Scudder International Growth Portfolio seeks long term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.(6)(b)

[bullet] Portfolio Partners, Inc. T. Rowe Price Growth Equity Portfolio seeks long term capital and, secondarily, seeks to increase dividend income by investing primarily in common stocks issued by a diversified group of well-established growth companies.(6)(c)


* This Fund will be removed from the list of Funds as of the close of business of the New York Stock Exchange on November 26, 1997, or as soon thereafter as all Participants have redirected their allocations to other investment options, since it will be closed to new investments after that date (except reinvested dividends and capital gains earned on amounts already invested in the Fund through the Separate Account and loan repayments automatically deposited into the Fund pursuant to the Company's loan repayment procedures).



Investment Advisers for each of the Funds:

 (1) Aetna Life Insurance and Annuity Company (adviser); Aeltus Investment Management, Inc. (sub-adviser)

 (2) Calvert Asset Management Company, Inc.

 (3) Fidelity Management & Research Company, Inc.

 (4) Janus Capital Corporation

 (5) Lexington Management Corporation


         (a) Market Systems Research Advisors, Inc.
             (sub-adviser)


 (6) Aetna Life Insurance and Annuity Company (adviser);

         (a) Massachusetts Financial Services Company (sub-adviser)

         (b) Scudder, Stevens & Clark, Inc. (sub-adviser)

         (c) T. Rowe Price Associates, Inc. (sub-advisers

      Risks Associated with Investment in the Funds. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

      More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for each Fund which is distributed with and accompanies this Prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives. Additional prospectuses and Statements of Additional Information for this Prospectus and for each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed under the "Inquiries" section of the Prospectus summary.

      Conflicts of Interest (Mixed and Shared Funding). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued by the Company or by third parties. This is referred to as "mixed funding."

      Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to


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                                       3
decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.

CREDITED INTEREST OPTIONS
      Purchase Payments may be allocated to one or more of the Credited Interest Options available under the Contract, as described below. SUNY may elect not to offer all Credited Interest Options under its Plan.

[bullet] The Guaranteed Accumulation Account (GAA) is a credited interest option through which we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in the GAA for the full guaranteed term to received the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied. (See Appendix I.)


[bullet] The Fixed Plus Account is also a part of the Company's general account and guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates at its discretion. Withdrawals and transfers from the Fixed Plus Account are limited. (See Appendix II.)

                                   PURCHASE
================================================================================
CONTRACT AVAILABILITY

      The Contracts are designed to fund the SUNY Plan and to accept transfers of amounts made to the predecessor program which is qualified under Section 403(b) of the Code. Two Contracts have been issued: one for transferred assets from the predecessor Section 403(b) SUNY optional retirement program ("Rollover Contract"), and one for ongoing contributions and transferred assets from a plan qualified under Sections 401(a) and 414(h) of the Code ("Modal Contract").

      Contracts are issued in allocated form which means that one or more individual accounts are established for each Participant. Two accounts will be established under each Contract: an Employer Account and an Employee Account.

      Under a Rollover Contract, Purchase Payments attributable to a transfer of after-tax employee contributions made to the predecessor 403(b) SUNY optional retirement program are allocated to the Employee Account, and Purchase Payments attributable to a transfer of employer contributions made to the predecessor Section 403(b) SUNY optional retirement program are allocated to the Employer Account.

      Under a Modal Contract, ongoing Purchase Payments made pursuant to
Section 414(h) of the Code and transferred funds attributable to Code Section 414(h) contributions from another investment provider under the SUNY Plan are allocated to the Employee Account, and ongoing Purchase Payments made pursuant to Section 401(a) of the Code and transferred funds attributable to Code
Section 401(a) contributions from another investment provider under the SUNY Plan are allocated to the Employer Account. (See also "Tax Status.")

CONTRACT PURCHASE

      Employees of SUNY may fill out an enrollment form (or forms) and return it to the Company for review, acceptance or rejection. The Company must accept or reject the enrollment form within two business days of receipt. If the enrollment materials are incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for longer periods pending acceptance of the forms only with consent of the Participant, or under limited circumstances, with the consent of the Contract Holder. If we agree to hold Purchase Payments for longer than the five business days based on the consent of the Contract Holder, the Purchase Payments will be deposited in the Aetna Variable Encore Fund Subaccount until the forms are completed.

PURCHASE PAYMENTS

      As discussed above, Purchase Payments can be applied to the Contracts either through a lump-sum transfer of existing plan assets, or through ongoing contributions. For Modal Contracts, the Code imposes a maximum limit on annual Purchase Payments that may be contributed to a 401(a) Plan on your behalf. (See "Tax Status.")

      Allocation of Purchase Payments. Purchase Payments will initially be allocated to the Subaccounts or Credited Interest Options as specified by the Participant on the enrollment form. Changes in such allocation may be


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                                       4
made in writing or by telephone transfer. Allocations must be in whole percentages. (See "Transfers.")

RIGHTS UNDER THE CONTRACT

      You have a nonforfeitable right to the value of your Employee Account and Employer Account, as determined by the Plan Administrator in accordance with the terms of the Plan. You may select the investment options to be used for allocations to both your Employee and Employer Accounts. You may elect an Annuity Option, subject to Plan Administrator certification that you are eligible for a distribution and that the form of annuity is permitted under the terms of the Plan.

RIGHT TO CANCEL

      Participation under the Contract may be cancelled without penalty by returning the certificate to the Aetna Processing Office with a written notice of your intent to cancel. You have ten days to exercise this right. We will produce a refund of the Purchase Payment (plus or minus any increase or decrease in value) not later than seven days after we receive the certificate and the written notice at the Aetna Processing Office.

                            CHARGES AND DEDUCTIONS
================================================================================
DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

      Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the Company for the assumption of the mortality and expense risks under the Contract. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

      If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expenses relating to the Contracts and as a source of profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

      Administrative Expense Charge. The Company reserves the right to make a deduction from each of the Subaccounts for an administrative expense charge. The administrative expense charge compensates the Company for its administrative expenses incurred in connection with the Contract. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.


      Under the Contract, the amount of the administrative expense charge may be an amount equal, on an annual basis, to a maximum of 0.25% of the daily net assets of the Subaccounts. There is currently no administrative expense charge during the Accumulation Period or Annuity Period. Once an Annuity Option is elected, the charge will be established and will be effective during the entire Annuity Period.


FUND EXPENSES

      Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.


PREMIUM AND OTHER TAXES

      Several states and municipalities impose a premium tax on Annuities. These taxes currently range from 0% to 4%; however, there is currently no premium tax on annuity contracts issued in the state of New York. In states that do impose a premium tax, the Company reserves the right to deduct the tax from Purchase Payments or Account Values at any time, but no earlier than when we have a tax liability under state law. The Company's current practice is to deduct for premium taxes at the time of complete withdrawal or annuitization. In addition to the premium tax, the Company reserves the right to assess a charge for any state or federal taxes due against the Contract or the Separate Account assets. (See "Tax Status.")


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                                       5

                              CONTRACT VALUATION
================================================================================
ACCOUNT VALUE


      Until the Annuity Date, the Account Value is the total dollar value of amounts held in your Account as of any Valuation Date. The Account Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in any of the Credited Interest Options.


ACCUMULATION UNITS

      The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges and the administrative charge (if any).

      Initial Purchase Payments will be credited to your Account at the AUV computed on the next Valuation Date following our acceptance of the enrollment materials, as described under "Purchase--Contract Purchase". Each subsequent Purchase Payment (or amount transferred) received by the Company by the close of business of the New York Stock Exchange will be credited to your Account at the AUV computed on the next Valuation Date following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.

NET INVESTMENT FACTOR

      The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

      (a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

      (b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

      (c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount;

      (d) divided by the total value of the Subaccount's Accumulation and Annuity Units the preceding Valuation Date;

      (e) minus a daily charge at the annual effective rate of 1.25% for mortality and expense risks and up to 0.25% as an administrative expense charge (currently 0%).

      The net investment rate may be either positive or negative.

                                   TRANSFERS
================================================================================
      At any time prior to the Annuity Date, you can transfer amounts held under your Accounts from one Subaccount to another. Transfers between the Credited Interest Options and the Subaccounts are subject to certain restrictions (See Appendices I and II). A request for transfer can be made either in writing or by telephone. The telephone transfer privilege is available automatically; no special election is necessary. All transfers must be in accordance with the terms of the Contract and your Plan, as applicable.

      The Company currently allows unlimited transfers of accumulated amounts to available investment options without charge, provided that the transfer amount is not less than $500. The total number of investment options in which you may invest during the Accumulation Period is limited. (See "Investment Options--The Funds.") Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at its Home Office. Transfers are not available during the Annuity Period.


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                                       6

                                  WITHDRAWALS
================================================================================
      You may withdraw all or a portion of the Account Value during the Accumulation Period, subject to Plan Administrator certification in writing that you are eligible, both as to the timing and form of distribution. Payments for withdrawal requests will be made in accordance with SEC requirements, but normally not later than seven calendar days following our receipt of a disbursement form.

      Withdrawals may be requested in one of the following forms:

[bullet] Full Withdrawal of an Account: The amount paid for a full withdrawal will be the Account Value allocated to the Subaccounts and the, Guaranteed Accumulation Account (plus or minus a market value adjustment) (see Appendix I), plus the amount available for withdrawal from the Fixed Plus Account (see Appendix II).

[bullet] Partial Withdrawals: The amount paid will be the percentage or dollar amount of the Account Value requested; however, the amount available for withdrawal from the Fixed Plus Account is limited (see Appendix
         II).

      For any partial withdrawal, amounts will be withdrawn proportionately from the Subaccounts or Credited Interest Option in which the Account is invested, unless you request otherwise. All amounts paid will be based on Account Values as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify. A 20% federal income tax may be withheld from amounts paid directly to you. (See "Tax Status--Contracts Used with Certain Retirement Plans.")

REINVESTMENT PRIVILEGE

      You may elect to reinvest all or a portion of the proceeds received from a full withdrawal of your Account within 30 days after such withdrawal has been made. Accumulation Units will be credited to the Account for the amount reinvested. Reinvested amounts will be reallocated to the applicable investment options in the same proportion as they were allocated at the time of withdrawal. Accumulation Units will be credited to your Account based on the Accumulation Unit Value next computed following our receipt of your request along with the amount to be reinvested. The reinvestment privilege may be used only once. See Appendix I for a discussion of amounts withdrawn from GAA and then reinvested. If you are contemplating reinvestment, you should seek competent advice regarding the tax consequences associated with such a transaction.

                         ADDITIONAL WITHDRAWAL OPTIONS
================================================================================
      Subject to state regulatory approval, the Company offers certain withdrawal options under the Contract that are not considered annuity options ("Additional Withdrawal Options"). To exercise these options, your Account
Value must meet the minimum dollar amounts and age criteria applicable to that option. In addition, for Employer and certain Employee Accounts, the Contract Holder must provide written certification that the distribution is in accordance with the terms of the Plan. The Additional Withdrawal Options that may be available under the Contract include the following:

[bullet] SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from your Account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract. (This option may not be elected if you have an outstanding contract loan.)

[bullet] ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law at the later of age 70-1/2 or retirement, or for 5% owners at age 70-1/2 and pays you that amount once a year. (See "Tax Status.")

      Other Additional Withdrawal Options may be added from time to time. Information relating to any of the Additional Withdrawal Options may be obtained from your local representative or from the Company at its Home Office.


      If you select one of the Additional Withdrawal Options, you will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. Your Account Value will continue to be subject


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                                       7
to the charges and deductions described in this Prospectus. Taking a withdrawal under one of these Additional Withdrawal Options may have tax consequences. Any person concerned about tax implications should consult a competent tax advisor prior to electing an option.

      Once you elect an Additional Withdrawal Option, you may revoke it any time by submitting a written request to our Home Office. Once an option is revoked, it may not be elected again, nor may any other Additional Withdrawal Option be elected unless permitted by the Code. The Company reserves the right to discontinue the availability of one or all of these Additional Withdrawal Options at any time, and/or to change the terms of future elections.

                   DEATH BENEFIT DURING ACCUMULATION PERIOD
================================================================================
      The Contract provides that a death benefit is payable to the Beneficiary(ies) upon the death of the Participant before the Annuity Date. The amount of the death benefit will be equal to the Account Value. Death benefit proceeds may be paid to the Beneficiary:

[bullet] in a lump sum; or

[bullet] in accordance with any of the Annuity Options available under the Contract; or

[bullet] under any Additional Withdrawal Options available under the Contract
         (if the Beneficiary is your spouse).

      The Beneficiary may instead elect one of the following two options; however, the Code limits how long the death benefit proceeds may be left in these options (see below):

[bullet] to leave the Account Value invested in the Contract; or

[bullet] to leave the Account Value on deposit in the Company's general account, and to receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The balance on deposit can be withdrawn at any time or applied to an Annuity Option.

      When paying the Beneficiary, we will determine the Account Value on the Valuation Date following the date on which the Aetna Processing Office receives proof of death acceptable to the Company. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the Beneficiary within seven days after we receive proof of death and the request for payment.

      The Code requires that distribution of death proceeds begin within a certain period of time. Generally, either payments must begin by December 31 of the year following the year of your death, or the entire value of your benefits must be distributed by December 31 of the fifth year following the year of your death. If your Beneficiary is your spouse, he or she is not required to begin distributions until the year you would have attained age 70-1/2. In no event may payments extend beyond the life expectancy of the Beneficiary or any period certain greater than the Beneficiary's life expectancy. If no elections are made, no distributions will be made. Failure to commence distributions within the above time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. (See "Tax Status.")

                                ANNUITY PERIOD
================================================================================
ANNUITY PERIOD ELECTIONS

      The Code generally requires that minimum annual distributions of the Account Value must begin by April 1st of the calendar year following the calendar year in which you attain age 70-1/2 or retire, whichever is later. In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Additional Withdrawal Options. (See "Tax Status.")

      At least 30 days prior to the Annuity Date, you must notify the Aetna Processing Office in writing of the following:

[bullet] the date on which you would like to start receiving annuity payments;


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                                       8

[bullet] the Annuity Option under which you want your payments to be calculated and paid;

[bullet] whether the payments are to be made monthly, quarterly, semi-annually or annually; and

[bullet] the investment option(s) used to provide annuity payments (i.e., a fixed annuity using the general account or any of the Subaccounts available at the time of annuitization). As of the date of this Prospectus, Aetna Variable Fund, Aetna Income Shares and Aetna Investment Advisers Fund, Inc. are the only Subaccounts available. (See "Annuity Options.")

      Annuity payments will not begin until you have selected an Annuity Option. Until a date and option are elected, the Account will continue in the Accumulation Period. Once Annuity payments begin, the Annuity Option may not be changed, nor may transfers be made among the investment option(s) selected.


ANNUITY OPTIONS

      You may choose one of the following Annuity Options:


Lifetime Annuity Options:

[bullet] Option 1--Life Annuity--An annuity with payments ending on the Annuitant's death.

[bullet] Option 2--Life Annuity with Guaranteed Payments--An annuity with payments guaranteed for 5, 10, 15 or 20 years, or such other periods as the Company may offer at the time of annuitization.

[bullet] Option 3--Life Income based Upon the Lives of Two Payees--An annuity will be paid during the lives of the Annuitant and a second Annuitant, with 100%, 66-2/3% or 50% of the payment to continue after the first death, or 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

[bullet] Option 4--Life Income based Upon the Lives of Two Payees--An annuity with payments for a minimum of 120 months, with 100% of the payment to continue after the first death.

      If Option 1 or 3 is elected, it is possible that only one Annuity Payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 3, should die prior to the due date of the second Annuity Payment. Once lifetime Annuity payments begin, the Annuitant cannot elect to receive a lump-sum settlement.

Nonlifetime Annuity Options:


[bullet] Option 1--Payments for a Specified Period--payments will continue for a specified period of time, as provided for under your Contract.


      Under the nonlifetime option, the type of annuity (fixed or variable) and the number of years that may be selected are determined by the investment options used prior to annuitization. For amounts held in the Fixed Plus Account, the Annuity must be paid on a fixed basis and payments may be made for 6-30 years. For amounts held in the Subaccounts or the Guaranteed Accumulation Account, an annuity may be selected on a fixed or variable basis and payments may be made for 3-30 years. If this option is elected on a variable basis, the Annuitant may request at any time during the payment period that the present value of all or any portion of the remaining variable payments be paid in one sum.

      We may also offer additional Annuity Options under your Contract from time to time.

ANNUITY PAYMENTS

      Duration of Annuity Payments. Annuity Payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and Beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and Beneficiary.

      Amount of Each Annuity Payment. The amount of each payment depends on how you allocate your Account Value between fixed and variable payouts. No election may be made that would result in the first Annuity Payment of less than $20, or total yearly Annuity Payments of less than $100. If your Account Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

      If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (3-1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity Payments would decline if the rate were below 5%. Use of the 3-1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further discussion on the impact of selecting an assumed net investment rate.)


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                                       9
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CHARGES DEDUCTED DURING THE ANNUITY PERIOD

      We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative expense charge from amounts held under the variable options. (See "Charges and Deductions.")

DEATH BENEFIT PAYABLE DURING THE ANNUITY PERIOD

      If an Annuitant dies after Annuity Payments have begun, any death benefit payable will depend on the terms of the Contract and the Annuity Option selected. If Option 1 or Option 3 was elected, Annuity Payments will cease on the death of the Annuitant under Option 1 or the death of the surviving Annuitant under Option 3.

      If Lifetime Option 2 or Option 4 was elected and the death of the Annuitant under Option 2, or the surviving Annuitant under Option 4, occurs prior to the end of the guaranteed minimum payment period, we will pay to the Beneficiary in a lump sum, unless otherwise requested, the present value of the guaranteed annuity payments remaining.

      If the nonlifetime option was elected, and the Annuitant dies before all payments are made, the value of any remaining payments may be paid in a lump-sum to the beneficiary (unless otherwise requested).

      If the Annuitant dies after Annuity payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining value must be distributed to the beneficiary at least as rapidly as under the original method of distribution.

      Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity options will be made within seven calendar days after proof of death acceptable to us, and a request for payment are received at the Aetna Processing Office. Under Options 2 and 4, the value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

                                  TAX STATUS
================================================================================
INTRODUCTION

      The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). The Company makes no guarantee regarding the tax treatment of any contract or transaction involving a Contract. The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefit to the Contract Holder, Participant or Beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.

TAXATION OF THE COMPANY


      The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.


      Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretation thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

CONTRACTS USED WITH CERTAIN RETIREMENT PLANS

      In General. The Contracts are designed to provide retirement benefits to Participants of the SUNY Plan. Purchase Payments made under Sections 401(a), 414(h) and 403(b) of the Code are permitted under the Contracts.


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                                       10

      The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants as well as beneficiaries are cautioned that the rights of any person to any benefits under the Contracts may be subject to the terms and conditions of the plans themselves, in addition to the terms and conditions of the Contracts issued in connection with such plans. Some retirement plans are subject to limitations on distribution and other requirements that are not incorporated in the Contracts. Purchasers are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable laws, and should consult their legal counsel and tax adviser regarding the suitability of the Contract.

      Minimum Distribution Requirements. The Code has required distribution rules for Section 403(b) and 401(a) plans. Under 403(b) plans, distributions of amounts held as of December 31, 1986 must generally begin by the end of the calendar year in which you attain age 75 or retire, if later. However, special rules require that some or all of that balance be distributed earlier if any distributions are taken in excess of the minimum required amount. For Participants other than 5% owners, distributions under 401(a) plans, and distributions attributable to contributions under Section 403(b) plans made on or after January 1, 1987 (including any earnings on the entire Account Value after that date), must generally begin by April 1 of the calendar year following the calendar year in which you attain age 70-1/2 or retire, whichever occurs later. For 5% owners, such distributions must begin April 1st of the calendar year following the calendar year in which you attain age 70-1/2.

      In general, annuity payments must be distributed over your life or the joint lives of you and your beneficiary, or over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

      If you die after the required minimum distribution has commenced, distributions to your beneficiary must be made at least as rapidly as under the method of distribution in effect at the time of your death. However, if the minimum required distribution is calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary, the regulations for Code Section 401(a)(9) provide specific rules for calculating the minimum required distributions at your death. For example, if you have elected ECO with the calculation based on your single life expectancy, and the life expectancy is recalculated each year, your recalculated life expectancy becomes zero in the calendar year following your death and the entire remaining interest must be distributed to your beneficiary by December 31 of the year following your death. However, a spousal beneficiary has certain rollover rights which can only be exercised in the year of your death. The rules are complex and you should consult your tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

      If you die before the required minimum distribution has commenced, your entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. Alternatively, payments may be made over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary provided the distribution begins by December 31 of the calendar year following the calendar year of your death. If the Beneficiary is your spouse, distribution must begin by the later of December 31 of the calendar year following the calendar year of your death or December 31 of the calendar year in which you would have attained age 70-1/2.

      If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

      Taxation of Distributions. All distributions will be taxed as they are received unless you made a rollover contribution of the distribution to another plan of the same type or to an individual retirement annuity/account ("IRA") in accordance with the Code, or unless you have made after-tax contributions to the plan, which are not taxed upon distribution. The Code has specific rules that apply, depending on the type of distribution received, if after-tax contributions were made.

      In general, payments received by your beneficiaries after your death are taxed in the same manner as if you have received those payments, except that a limited death benefit exclusion may apply to payments made for deaths occuring on or before August 20, 1996.

      Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients


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                                       11
may be provided the opportunity to elect not to have tax withheld from distributions; however, certain distributions from annuities are subject to mandatory federal income tax withholding. We will report to the IRS the taxable portion of all distributions.

      The Code imposes a 10% penalty tax on the taxable portion of any distribution unless made when (a) you have attained age 59-1/2, (b) you have become disabled, (c) you have died, (d) you have separated from service with the plan sponsor at or after age 55, (e) the distribution amount is rolled over into another plan of the same type in accordance with the terms of the Code, or
(f) the distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your plan beneficiary, provided you have separated from service with the plan sponsor. In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Code. The Code may impose other penalty taxes in other circumstances.

      Section 403(b) Plans. Under Section 403(b), contributions made by public school systems to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

      Generally, no amounts accumulated under the Contract will be taxable prior to the time of actual distribution. However, the IRS has stated in published rulings that a variable contract owner, including participants under
Section 403(b) Plans, will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includable in the variable contract owner's gross income. The Treasury announced that guidance would be issued in the future regarding the extent to which owners could direct their investments among Subaccounts without being treated as owners of the underlying assets of the Separate Account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the owner from being considered the federal tax owner of the assets of the Separate Account.

      Section 401(a) Plans. Section 401(a) permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual except to a participant as a means to provide benefit payments.

      The Code imposes a maximum limit on annual Purchase Payments that may be excluded from a Participant's gross income. Such limit must be calculated under the Plan by the employer in accordance with Section 415 of the Code. This limit is generally the lesser of 25% of your compensation or $30,000. In addition, Purchase Payments will be excluded from a Participant's gross income only if the 401(a) plan meets certain nondiscrimination requirements.

      Section 414(h) Plans. Under Section 414(h) of the Code, where a governmental employer "picks up" plan contributions otherwise designated as employee contributions, the contributions are treated as employer contributions. The 414(h) contributions are excluded from the employee's taxable income and are not subject to federal income tax withholding.

                                 MISCELLANEOUS
================================================================================
DISTRIBUTION

      The Company will serve as the Principal Underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. (NASD). As Underwriter, the Company will contract with one or more registered broker-dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell variable annuity contracts. These registered representatives may also provide services to Participants in connection with establishing their Accounts under the Contract.


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                                       12

      Payment of Commissions. Persons offering and selling the Contracts may receive commissions in connection with the sale of the Contracts. The maximum percentage amount that the Company will ever pay as commission with respect to any given Purchase Payment is with respect to those made during the first year of Purchase Payments under an Account. The percentage amount will range from 1% to 4% of those Purchase Payments. The Company may also pay renewal commissions on Purchase Payments made after the first year and asset-based service fees. The average of all payments made by the Company is estimated to equal approximately 3% of the total Purchase Payments made over the life of an average Contract. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company. The Company may also reimburse the Distributor for certain expenses. The name of the Distributor and the registered representative responsible for your Account are set forth in your enrollment materials. Commissions and sales related expenses are paid by the Company and are not deducted from Purchase Payments. (See "Charges and Deductions.")

      Third Party Compensation Arrangements. Occasionally, we may pay commissions and fees to Distributors which are affiliated or associated with the Contract Holder or the Participants. We may also enter into agreements with some entities associated with the Contract Holder or Participants in which we would agree to pay the association for certain services in connection with administering the Contracts. In both these circumstances there may be an understanding that the Distributor or association would endorse the Company as a provider of the Contract. You will be notified if you are purchasing a Contract that is subject to these arrangements.

DELAY OR SUSPENSION OF PAYMENTS

      The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable for the Company fairly to determine the value of the Subaccount's assets; or
(c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

      From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" and "non-standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since inception, if less than ten years). Standardized and non-standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges and any administrative expense charge). The non-standardized figures may also include monthly, quarterly, year-to-date or three-year periods.

      The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

VOTING RIGHTS

      In accordance with the Company's view of present applicable law, it will vote the shares of each of the Funds held by the Separate Account at regular and special meetings of Fund shareholders in accordance with instructions received from persons having a voting interest in the Separate Account. Participants and Annuitants have a fully vested (100%) interest in the benefits provided under the Contract and may instruct the Contract Holder how to direct the Company to cast the votes for the portion of the Account Value or valuation reserve attributable to their Accounts. Currently, the Company obtains participant voting instructions directly from the participants, subject to the


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                                       13
receipt of authorization from the Contract Holder to accept such instructions. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions.

      Each person having a voting interest in the Separate Account will receive periodic reports relating to the Fund(s) in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication at least 14 days before such meeting. The number of votes to which each person may give direction will be determined as of the record date set by the Fund.

      The number of votes which the Contract Holder or the Participant, as applicable, may cast during the Accumulation Period is equal to the portion of the Account Value to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve applicable to the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized.

MODIFICATION OF THE CONTRACT


      The Company may change the Contract as required by federal or state law. In addition, the Company may, upon 30 days written notice to the Contract Holder, make other changes to the Contracts that would apply only to individuals who become Participants under that Contract after the effective date of such changes. If the Contract Holder does not agree to a change, no new Participants will be covered under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.


TRANSFER OF OWNERSHIP; ASSIGNMENT
      No assignment of a Contract will be binding on us unless made in writing and sent to us at our Aetna Processing Office. The Company will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If the Company fails to follow its procedures, it would be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the Contract Holder and the interest of the Annuitant and any Beneficiary will be subject to the rights of any assignee of record.

LEGAL MATTERS AND PROCEEDINGS

      The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.


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                                       14

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================
The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

      General Information and History
      Variable Annuity Account C
      Offering and Purchase of Contracts
      Performance Data
        General
        Average Annual Total Return Quotations
      Annuity Payments
      Sales Material and Advertising
      Independent Auditors
      Financial Statements of the Separate Account
      Financial Statements of the Company

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                                       15

                                   APPENDIX I
                        GUARANTEED ACCUMULATION ACCOUNT
================================================================================
The Guaranteed Accumulation Account ("GAA") is a credited interest option available during the Accumulation Period under the Contracts discussed in this Prospectus. Amounts allocated to Long-Term Classifications of GAA are held in a noninsulated, nonunitized separate account. Amounts allocated to Short-Term Classifications of GAA are held in the Company's general account. This Appendix is a summary of GAA and is not intended to replace the GAA prospectus. You should read the accompanying GAA prospectus carefully before investing.

GAA is a credited interest option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to GAA. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield for one year. This option guarantees the minimum interest rate specified in the Contract.

During a specified period of time (the "deposit period"), amounts may be applied to any or all available Guaranteed Terms within the Short-Term and Long-Term classifications. Short-Term GAA has Guaranteed Terms from one to three years, and Long-Term GAA has Guaranteed Terms from three to ten years.

Purchase Payments must remain in GAA for the full Guaranteed Term to receive the quoted interest rates. Withdrawals or transfers from a Guaranteed Term before the end of that Guaranteed Term may be subject to a market value adjustment ("MVA"). An MVA reflects the change in the value of the investments due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in the Participant receiving an amount which is less than the amount paid into GAA.

As a Guaranteed Term matures, assets accumulating under GAA may be (a) transferred to a new Guaranteed Term, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to federal tax penalties or mandatory income tax withholding.

By notifying us at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts that have been accumulating under GAA transferred to one or more of the Subaccounts available during the Annuity Period. GAA cannot be used as an investment option during the Annuity Period.

MORTALITY AND EXPENSE RISK CHARGES

     We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS

     Transfers are permitted among Guaranteed Terms. However, amounts applied to GAA may not be transferred to another Guaranteed Term of GAA, or to any other Subaccount or credited interest option available under the Contract, during the deposit period or the 90 days after the close of the deposit period. We will apply an MVA to transfers made before the end of a Guaranteed Term, unless such transfer is due to the maturity of the Guaranteed Term.

REINVESTMENT PRIVILEGE

     If amounts are withdrawn from GAA and reinvested, they will be applied to the current deposit period. Amounts are proportionately reinvested in the same manner as they were allocated before the withdrawal. Any negative MVA amount applied to a withdrawal is not included in the reinvestment.


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                                       16

                                   APPENDIX II
                               FIXED PLUS ACCOUNT
================================================================================
The following summarizes material information concerning the Fixed Plus
Account. Amounts allocated to the Fixed Plus Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Plus Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Plus Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

The Fixed Plus Account guarantees the minimum Fixed Plus interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Plus Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity Payment.

The Fixed Plus Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. Amounts applied to the Fixed Plus Account will earn the Fixed Plus interest rate in effect when actually applied to the Fixed Plus Account. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

Beginning in the tenth Account Year, we will credit amounts held in the Fixed Plus Account with an interest rate that is at least 0.25% higher than the then-declared interest rate for the Fixed Plus Account for Accounts that have not reached their tenth anniversary.

FIXED PLUS ACCOUNT WITHDRAWALS

     The amount eligible for partial withdrawal is 20% of the amount held in the Fixed Plus Account on the day a written request is received at the Aetna Processing Office. Such amount will be reduced by any Fixed Plus Account withdrawals, transfers or annuitizations made during the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of any Additional Withdrawal Options.

     If a full withdrawal is requested, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

1. One-fifth of the Fixed Plus Account Value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers or annuitizations made during the prior 12 months;

2. One-fourth of the remaining Fixed Plus Account Value 12 months later;

3. One-third of the remaining Fixed Plus Account Value 12 months later;

4. One-half of the remaining Fixed Plus Account Value 12 months later; and

5. The balance of the Fixed Plus Account Value 12 months later.

     Once we receive a request for a full withdrawal, no further withdrawals or transfers will be permitted from the Fixed Plus Account. A full withdrawal from the Fixed Plus Account may be cancelled at any time before the end of the five-payment period. We will waive the Fixed Plus Account full withdrawal provision and pay the Account Value in a lump sum if a full withdrawal is made
(a) due to the Participant's death before the Annuity Date; (b) due to the election of a fixed lifetime or non-lifetime Annuity option or a variable lifetime Annuity option; or (c) if the Fixed Plus Account value is $3,500 or less and the amount withdrawn is to be transferred to another investment program under the SUNY Plan and no withdrawals, transfers or annuitizations have been made from the Account within the


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                                       17
prior 12 months; or (d) when the Account Value is $4,000 or less and the amount withdrawn is paid to the Participant in a lump sum.

ALTERNATIVE PAYMENT OF CONTRACT SURRENDER VALUE

     As an alternative to the payment of Fixed Plus Account Values described above, the Contract Holder may elect the following. If the Contract Holder intends to surrender the entire Contract, the Company must be notified of such intent no less than 60 days prior to the proposed withdrawal date. Within 30 days of its receipt of such notice, the Company will supply the Contract Holder with the specific period and interest rate that would apply to a complete surrender of the Contract under option (b) below. The Contract Holder must then irrevocably elect, in writing, to receive the total of all current Account Values invested in the Fixed Plus Account in either (a) the manner described under "Fixed Plus Account Withdrawals" above; or (b) level, annual payments for a period not to exceed ten years.

     If alternative (b) is elected, the interest credited to the Fixed Plus Account may be reduced up to 1.5% from the interest rate being credited upon the date of withdrawal. This interest rate will remain constant throughout the payment period.

TRANSFERS AMONG INVESTMENT OPTIONS

     The amount eligible for transfer from the Fixed Plus Account is 20% of the amount held in the Fixed Plus Account on the day we receive a written request, reduced by any Fixed Plus Account withdrawals, transfers or annuitizations made during the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of one of the Additional Withdrawal Options. The 20% limit on transfers will be waived when the value in the Fixed Plus Account is $1,000 or less.

     By notifying us at the Aetna Processing Office at least 30 days before the Annuity Date, you may elect to have amounts which have been accumulating under the Fixed Plus Account transferred to one or more of the Subaccounts available during the Annuity Period to provide lifetime variable Annuity Payments.


--------------------------------------------------------------------------------

                         For Master Applications Only


I hereby acknowledge receipt of an Account C State University of New York "SUNY" Group Deferred Variable Annuity prospectus dated November 28, 1997, as well as all current prospectuses pertaining to the variable investment options available under the Contracts.


___ Please send an Account C Statement of Additional Information (Form No. SAI.81216-97) dated May 1, 1997.





--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE





--------------------------------------------------------------------------------
                                     DATE





PROS.81216-97A

--------------------------------------------------------------------------------

                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

    Supplement dated November 28, 1997 to May 1, 1997 Statement of Additional
           Information for Group Variable Annuity Contracts issued to
      The State University of New York ("SUNY") Defined Contribution Plan.

Information in this supplement amends the Statement of Additional Information dated May 1, 1997 for The State University of New York Defined Contribution Plan
- Group Variable Multiple Option Annuity Contracts (the "Statement") and should be read in conjunction with the Statement. Capitalized terms are defined by either the Statement or the Prospectus.

The following Funds are currently available under The State University of New York Defined Contribution Plan - Group Variable Multiple Option Annuity
Contracts:


 Aetna Variable Fund                   Fidelity VIP II Index 500 Portfolio
 Aetna Income Shares                   Fidelity VIP Equity Income Portfolio
 Aetna Variable Encore Fund            Janus Aspen Aggressive Growth Portfolio
 Aetna Investment Advisers Fund, Inc.  Janus Aspen Growth Portfolio
 Aetna Ascent Variable Portfolio       Janus Aspen Worldwide Growth Portfolio
 Aetna Crossroads Variable Portfolio   Lexington Emerging Markets Fund, Inc.
                                       Lexington Natural Resources Trust*
 Aetna Legacy Variable Portfolio       Portfolio Partners, Inc. MFS Emerging
                                         Equities Portfolio
 Aetna Variable Index Plus Portfolio   Portfolio Partners, Inc. MFS Research
                                         Growth Portfolio
 Calvert Responsibly Invested          Portfolio Partners, Inc. MFS Value Equity
  Balanced Portfolio                     Portfolio
 Fidelity VIP II Asset Manager         Portfolio Partners, Inc. Scudder
  Portfolio                              International Growth Portfolio
 Fidelity VIP II Contrafund            Portfolio Partners, Inc. T. Rowe Price
  Portfolio                              Growth Equity Portfolio

* This Fund will be removed from the list of Funds as of the close of business of the New York Stock Exchange on November 26, 1997, or as soon thereafter as all Participants have redirected their allocations to other investment options, since it will be closed to new investments after that date (except reinvested dividends and capital gains earned on amounts already invested in the Fund through the Separate Account and loan repayments automatically deposited into the Fund pursuant to the Company's loan repayment procedures).


A complete description of each fund, including investment objectives, policies, risks, fees and expenses, is contained in its individual prospectus and statement of additional information.

The table below reflects standardized and non-standardized average annual total return quotations for the periods ended December 31, 1996 for the Subaccounts available under the Contract. The average annual return since inception is substituted for Subaccounts with no results available for the indicated calendar periods (denoted by a '*').

 The following is a supplement to the chart on page 5 of the Statement:

 SINGLE PURCHASE PAYMENT                                                                   FUND
        CONTRACT                STANDARDIZED             NON-STANDARDIZED                INCEPTION
  ($0 MAINTENANCE FEE)                                                                     DATE
--------------------------------------------------------------------------------------------------
                            1        5       10        1        3       5         10
       SUBACCOUNT          Year    Years    Years    Year     Years    Years     Years
--------------------------------------------------------------------------------------------------
Aetna Ascent Variable      26.39%  21.83%*   n/a     26.39%   21.83%*   n/a      n/a       07/05/95
Portfolio
--------------------------------------------------------------------------------------------------
Aetna Crossroads           21.50%  17.92%*   n/a     21.50%   17.92%*   n/a      n/a       07/05/95
Variable Portfolio
--------------------------------------------------------------------------------------------------
Aetna Legacy Variable      17.06%  14.05%*   n/a     17.06%   14.05%*   n/a      n/a       07/05/95
Portfolio
--------------------------------------------------------------------------------------------------
Aetna Variable Index       33.74%*   n/a     n/a     33.74%*    n/a     n/a      n/a       09/16/96
Plus Portfolio
--------------------------------------------------------------------------------------------------

                          VARIABLE ANNUITY ACCOUNT C
                          PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

   (a)      Financial Statements:

      (1)   Included in Part A:
            Condensed Financial Information

      (2)   Included in Part B:

            Financial Statements of Variable Annuity Account C:*

            -  Statement of Assets and Liabilities as of December 31, 1996

            - Statements of Operations and Changes in Net Assets for the years ended December 31, 1996 and 1995

            -  Notes to Financial Statements

            -  Independent Auditors' Report

            Financial Statements of the Depositor:*

            -  Independent Auditors' Report

            - Consolidated Statements of Income for the years ended December 31, 1996, 1995 and 1994

            -  Consolidated Balance Sheets as of December 31, 1996 and 1995

            - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1996, 1995 and 1994

            - Consolidated Statements of Cash Flows for the years ended December 31, 1996, 1995 and 1994

            -  Notes to Consolidated Financial Statements

* Incorporated by reference to the Statement of Additional Information

   (b)      Exhibits

      (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)

      (2)   Not applicable

      (3.1) Broker-Dealer Agreement(2)

      (3.2) Alternative Form of Wholesaling Agreement and Related Selling
            Agreement(2)

      (4.1) Variable Annuity Contract (G-401-IB(X/M))(3)

      (4.2) Variable Annuity Contract (G-CDA-IB(XC/SM))(3)

      (4.3) Endorsement (EGET-IC(R)) to Contracts G-401-IB(X/M) and
            G-CDA-IB(XC/SM)(4)

      (4.4) Endorsement (ESUNYSDO97) to Contracts G-CDA-IB(XC/SM) and
            G-401-IB(X/M)(5)

      (5)   Variable Annuity Contract Application (300-MOP-IB)(6)

      (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity
            Company(7)

      (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(8)

      (6.3) By-Laws, as amended September 17, 1997, of Aetna Life Insurance and Annuity Company(9)

      (7)   Not applicable

      (8.1) Fund Participation Agreement between Aetna Life Insurance and
            Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(2)

      (8.2) Second Amendment dated January 1, 1996 to Fund Participation
            Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(10)

      (8.3) Third Amendment dated February 11, 1997 to Fund Participation
            Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993 and January 1, 1996(11)

      (8.4) Fourth Amendment dated February 11, 1997 to Fund Participation
            Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993, January 1, 1996 and February 11, 1997(12)

      (8.5) Fund Participation Agreement between Aetna Life Insurance and
            Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
            and March 1, 1996(8)

      (8.6) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation
            Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, May 1, 1995, February 1, 1996, January 1, 1996 and March 1, 1996(13)

      (8.7) Fund Participation Agreement between Aetna Life Insurance and
            Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996
            and March 1,1996(8)

      (8.8) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation
            Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1, 1996(13)

      (8.9) Service Agreement between Aetna Life Insurance and Annuity
            Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(9)

     (8.10) Amendment dated January 1, 1997 to Service Agreement between
            Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(13)

     (8.11) Fund Participation Agreement between Aetna Life Insurance and
            Annuity Company and Janus Aspen Series dated April 19, 1994 and amended June 15, 1994, July 31, 1995 and March 1, 1996(2)

     (8.12) Fund Participation Agreement between Aetna Life Insurance and
            Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(2)

     (8.13) Fund Participation Agreement between Aetna Life Insurance and
            Annuity Company, Lexington Emerging Markets Fund, Inc. and Lexington Management Corporation dated April 28, 1994(14)

     (9)    Opinion and Consent of Counsel

     (10)   Consent of Independent Auditors

     (11)   Not applicable

     (12)   Not applicable

     (13)   Schedule for Computation of Performance Data(15)

     (14)   Not applicable

     (15.1) Powers of Attorney(13)

     (15.2) Authorization for Signatures(2)

     (27)   Financial Data Schedule

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).

2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).

3. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-81216), as filed electronically on April 17, 1996 (Accession No. 0000912057-96-006581).

4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on April 15, 1996 (Accession No. 0000912057-96-006418).

5. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-81216), as filed electronically on February 12, 1997 (Accession No. 0000950146-97-000167).

6. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on August 19, 1997 (Accession No. 0000950146-97-001307).

7. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).

8. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).

9. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).

10. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).

11. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 26, 1997 (Accession No. 0000950146-97-000241).

12. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on July 29, 1997 (Accession No. 0000950146-97-001101).

13. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).

14. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 22, 1996 (Accession No. 0000912057-96-006805).

15. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 28, 1995.

Item 25. Directors and Officers of the Depositor
------------------------------------------------

Name and Principal
Business Address*                    Positions and Offices with Depositor
-----------------                    ------------------------------------

Thomas J. McInerney                  Director and President

Timothy A. Holt                      Director, Senior Vice President and
                                     Chief Financial Officer

Christopher J. Burns                 Director and Senior Vice President

J. Scott Fox                         Director and Senior Vice President

John Y. Kim                          Director and Senior Vice President

Shaun P. Mathews                     Director and Senior Vice President

Deborah Koltenuk                     Vice President and Treasurer,
                                     Corporate Controller

Frederick D. Kelsven                 Vice President and Chief Compliance
                                     Officer

Kirk P. Wickman                      Vice President, General Counsel and
                                     Corporate Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   Incorporated herein by reference to Item 26 of Post-Effective Amendment
No. 12 to the Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).

Item 27. Number of Contract Owners

   As of September 30, 1997, there were 623,598 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

  (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the investment adviser, only, for Aetna Series Fund, Inc. and the principal underwriter and investment adviser for Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

   (b) See Item 25 regarding the Depositor.

   (c) Compensation as of December 31, 1996:

      (1)              (2)              (3)           (4)            (5)

Name of         Net Underwriting  Compensation
Principal       Discounts and     on Redemption     Brokerage
Underwriter     Commissions       or Annuitization  Commissions  Compensation*
-----------     -----------       ----------------  -----------  -------------

Aetna Life                          $1,325,661                   $96,924,599
Insurance and
Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records

   All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

               Aetna Life Insurance and Annuity Company
               151 Farmington Avenue
               Hartford, Connecticut  06156

                        and

               Aetna Processing Office
               18 Corporate Woods Blvd., Fourth Floor
               P.O. Box 12894
               Albany, New York  12212-2894

Item 31. Management Services

   Not applicable

Item 32. Undertakings

   Registrant hereby undertakes:

  (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

  (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

  (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

  (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) P. 78,904 at 78,523 (November 22, 1988).

  (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                  SIGNATURES

   As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-81216) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 17th day of November, 1997.

                                  VARIABLE ANNUITY ACCOUNT C OF AETNA LIFE
                                  INSURANCE AND ANNUITY COMPANY
                                   (Registrant)

                              By: AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                    (Depositor)

                              By: Thomas J. McInerney*
                                  -------------------------------------------
                                  Thomas J. McInerney
                                  President

   As required by the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                 Title                                           Date

Thomas J. McInerney*      Director and President                     )
------------------------- (principal executive officer)              )
Thomas J. McInerney                                                  )
                                                                     )
                                                                     )
Timothy A. Holt*          Director and Chief Financial Officer       ) November
-------------------------                                            ) 17, 1997
Timothy A. Holt                                                      )
                                                                     )
                                                                     )
Christopher J. Burns*     Director                                   )
-------------------------                                            )
Christopher J. Burns                                                 )
                                                                     )
                                                                     )
J. Scott Fox*             Director                                   )
-------------------------                                            )
J. Scott Fox                                                         )
                                                                     )
                                                                     )
John Y. Kim*              Director                                   )
-------------------------                                            )
John Y. Kim                                                          )

Shaun P. Mathews*         Director                                   )
-------------------------                                            )
Shaun P. Mathews                                                     )
                                                                     )
                                                                     )
Deborah Koltenuk*         Vice President and Treasurer, Corporate    )
------------------------- Controller                                 )
Deborah Koltenuk                                                     )

By:

    /s/ Julie E. Rockmore
    ------------------------------------------
    Julie E. Rockmore
    *Attorney-in-Fact

                          VARIABLE ANNUITY ACCOUNT C
                                EXHIBIT INDEX

Exhibit No.     Exhibit                                                  Page
-----------     -------                                                  ----

99-B.1       Resolution of the Board of Directors of Aetna Life            *
             Insurance and Annuity Company establishing Variable
             Annuity Account C

99-B.3.1     Broker-Dealer Agreement                                       *

99-B.3.2     Alternative Form of Wholesaling Agreement and                 *
             Related Selling Agreement

99-B.4.1     Variable Annuity Contract (G-401-IB(X/M))                     *

99-B.4.2     Variable Annuity Contract (G-CDA-IB(XC/SM))                   *

99-B.4.3     Endorsement (EGET-IC(R)) to Contracts G-401-IB(X/M)           *
             and G-CDA-IB(XC/SM)

99-B.4.4     Endorsement (ESUNYSDO97) to Contracts                         *
             G-CDA-IB(XC/SM) and G-401-IB(X/M)

99-B.5       Variable Annuity Contract Application (300-MOP-IB)            *

99-B.6.1     Certificate of Incorporation of Aetna Life Insurance          *
             and Annuity Company

99-B.6.2     Amendment of Certificate of Incorporation of Aetna            *
             Life Insurance and Annuity Company

99-B.6.3     By-Laws, as amended September 17, 1997, of Aetna              *
             Life Insurance and Annuity Company

99-B.8.1     Fund Participation Agreement between Aetna Life               *
             Insurance and Annuity Company and Calvert Asset
             Management Company (Calvert Responsibly Invested
             Balanced Portfolio, formerly Calvert Socially
             Responsible Series) dated March 13, 1989 and amended
             December 12, 1993

*Incorporated by reference

Exhibit No.     Exhibit                                              Page
-----------     -------                                              ----

99-B.8.2        Second Amendment dated January 1, 1996 to Fund         *
                Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management
                Company (Calvert Responsibly Invested Balanced
                Portfolio, formerly Calvert Socially Responsible
                Series) dated March 13, 1989 and amended December
                27, 1993

99-B.8.3        Third Amendment dated February 11, 1997 to Fund        *
                Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management
                Company (Calvert Responsibly Invested Balanced
                Portfolio, formerly Calvert Socially Responsible
                Series) dated March 13, 1989 and amended December
                27, 1993 and January 1, 1996

99-B.8.4        Fourth Amendment dated February 28, 1997 to Fund       *
                Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management
                Company (Calvert Responsibly Invested Balanced
                Portfolio, formerly Calvert Socially Responsible
                Series) dated March 13, 1989 and amended December
                27, 1993, January 1, 1996 and February 11, 1997

99-B.8.5        Fund Participation Agreement between Aetna Life        *
                Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15,
                1994, February 1, 1995, May 1, 1995, January 1, 1996
                and March 1, 1996

99-B.8.6        Fifth Amendment, dated as of May 1, 1997, to the       *
                Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15,
                1994, May 1, 1995, February 1, 1996, January 1, 1996
                and March 1, 1996

99-B.8.7        Fund Participation Agreement between Aetna Life        *
                Insurance and Annuity Company, Variable Insurance
                Products Fund II and Fidelity Distributors
                Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995,
                January 1, 1996 and March 1,1996

*Incorporated by reference

Exhibit No.     Exhibit                                              Page
-----------     -------                                              ----

99-B.8.8        Fifth Amendment, dated as of May 1, 1997, to the       *
                Fund Participation Agreement between Aetna Life
                Insurance and Annuity Company, Variable Insurance
                Products Fund II and Fidelity Distributors
                Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995,
                January 1, 1996 and March 1, 1996

99-B.8.9        Service Agreement between Aetna Life Insurance and     *
                Annuity Company and Fidelity Investments
                Institutional Operations Company dated as of November 1, 1995

99-B.8.10       Amendment dated January 1, 1997 to Service Agreement   *
                between Aetna Life Insurance and Annuity Company and
                Fidelity Investments Institutional Operations
                Company dated as of November 1, 1995

99-B.8.11       Fund Participation Agreement between Aetna Life        *
                Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended June 15, 1994, July
                31, 1995 and March 1, 1996

99-B.8.12       Fund Participation Agreement between Aetna Life        *
                Insurance and Annuity Company and Lexington
                Management Corporation regarding Natural Resources
                Trust dated December 1, 1988 and amended February
                11, 1991

99-B.8.13       Fund Participation Agreement between Aetna Life        *
                Insurance and Annuity Company, Lexington Emerging
                Markets Fund, Inc. and Lexington Management
                Corporation dated April 28, 1994

99-B.9          Opinion and Consent of Counsel                      _______

99-B.10         Consent of Independent Auditors                     _______

99-B.13         Schedule for Computation of Performance Data           *

99-B.15.1       Powers of Attorney                                     *

99-B.15.2       Authorization for Signatures                           *

27              Financial Data Schedule                             _______

*Incorporated by reference